Cash Flow Information - Disclosure of Cash Flow and Non-cash Investing and Financing Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Interest paid (net of amount capitalized of $10, $12, and $9, respectively)	$ 548	$ 491	$ 120
Taxes paid (net of refunds)	(1)	2	0
Other non-cash investing and financing activity:
Change in capital expenditures included in accounts payable	(13)	10	23
Change in capital expenditures pursuant to equipment financing agreements	11	61	0
Non-cash consideration transferred for acquisitions	0	105	0
Interest amount capitalized	$ 10	$ 12	$ 9